Acquired Intangible Assets, Net (Details) - Schedule of Intangible assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of Intangible assets [Abstract]
Cost of acquired intangible assets	$ 4,051	$ 3,968
Less: accumulated amortization	(1,772)	(1,311)
Acquired intangible assets, net	$ 2,279	$ 2,657